Income Taxes (Details) - Schedule of federal income tax rate	7 Months Ended
Dec. 31, 2020
Schedule of federal income tax rate [Abstract]
Statutory federal income tax rate	21.00%
Non-deductible change in fair value of warrant liabilities	(17.00%)
Non-deductible warrant offering costs	(2.10%)
Change in valuation allowance	(1.90%)
Income tax provision